BANK BORROWINGS - Interest rate and repayment term (Detail 1) - Borrowings	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Minimum
Debt Instruments [Abstract]
Interest rate (%) per annum, spread	9.00%
Repayment date	2020-10
Maximum
Debt Instruments [Abstract]
Interest rate (%) per annum, spread	12.29%
Repayment date	2021-08
TAIBOR
Debt Instruments [Abstract]
Interest rate (%) per annum, description		TAIBOR+1.05
Interest rate (%) per annum, spread		1.05%
Repayment date		2018-02